CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (FY) - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Retained Earnings	Treasury Stock	Non-controlling Interest
Balance, shares at Dec. 31, 2013		834.0
Balance at Dec. 31, 2013	$ 21,844.8	$ 8.3	$ 21,809.9	$ 11.7	$ 3,912.8	$ (3,905.3)	$ 7.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,035.0	0.0	0.0	0.0	2,007.6	0.0	27.4
Other comprehensive (loss) income	(9.6)	0.0	0.0	(9.6)	0.0	0.0	0.0
Treasury stock acquired	(4,493.0)	$ 0.0	149.9	0.0	0.0	(4,642.9)	0.0
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes, shares		14.6
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes	(35.2)	$ 0.2	(35.4)	0.0	0.0	0.0	0.0
Amortization of unearned compensation under employee plans	111.0	0.0	111.0	0.0	0.0	0.0	0.0
Exercise of stock options	542.4	0.0	542.4	0.0	0.0	0.0	0.0
Tax benefit relating to employee stock compensation	93.6	0.0	93.6	0.0	0.0	0.0	0.0
Distributions to non-controlling interest	(25.0)	$ 0.0	0.0	0.0	0.0	0.0	(25.0)
Balance, shares at Dec. 31, 2014		848.6
Balance at Dec. 31, 2014	20,064.0	$ 8.5	22,671.4	2.1	5,920.4	(8,548.2)	9.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,499.5	0.0	0.0	0.0	2,476.4	0.0	23.1
Other comprehensive (loss) income	(16.1)	0.0	0.0	(16.1)	0.0	0.0	0.0
Treasury stock acquired	(5,500.0)	$ 0.0	(825.0)	0.0	0.0	(4,675.0)	0.0
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes, shares		5.9
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes	(30.0)	$ 0.0	(30.0)	0.0	0.0	0.0	0.0
Amortization of unearned compensation under employee plans	117.1	0.0	117.1	0.0	0.0	0.0	0.0
Exercise of stock options	213.2	0.0	213.2	0.0	0.0	0.0	0.0
Tax benefit relating to employee stock compensation	58.0	0.0	58.0	0.0	0.0	0.0	0.0
Distributions to non-controlling interest	(25.2)	$ 0.0	0.0	0.0	0.0	0.0	(25.2)
Balance, shares at Dec. 31, 2015		854.5
Balance at Dec. 31, 2015	17,380.5	$ 8.5	22,204.7	(14.0)	8,396.8	(13,223.2)	7.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	3,427.6	0.0	0.0	0.0	3,404.4	0.0	23.2
Other comprehensive (loss) income	1.7	0.0	0.0	1.7	0.0	0.0	0.0
Treasury stock acquired	(4,746.9)	$ 0.0	825.0	0.0	0.0	(5,571.9)	0.0
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes, shares		3.0
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes	(9.7)	$ 0.1	(9.8)	0.0	0.0	0.0	0.0
Amortization of unearned compensation under employee plans	107.0	0.0	107.0	0.0	0.0	0.0	0.0
Exercise of stock options	95.5	0.0	95.5	0.0	0.0	0.0	0.0
Tax benefit relating to employee stock compensation	11.2	0.0	11.2	0.0	0.0	0.0	0.0
Distributions to non-controlling interest	(23.1)	$ 0.0	0.0	0.0	0.0	0.0	(23.1)
Balance, shares at Dec. 31, 2016		857.5
Balance at Dec. 31, 2016	16,243.8	$ 8.6	23,233.6	(12.3)	11,801.2	(18,795.1)	7.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,200.8	0.0	0.0	0.0	2,189.8	0.0	11.0
Other comprehensive (loss) income	8.4	0.0	0.0	8.4	0.0	0.0	0.0
Treasury stock acquired	(2,770.2)	$ 0.0	0.0	0.0	0.0	(2,770.2)	0.0
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes, shares		2.2
Common stock issued under employee plans, net of forfeitures and stock redeemed for taxes	128.0	$ 0.0	128.0	0.0	0.0	0.0	0.0
Distributions to non-controlling interest	(13.0)	$ 0.0	0.0	0.0	0.0	0.0	(13.0)
Balance, shares at Sep. 30, 2017		861.7
Balance at Sep. 30, 2017	$ 15,922.3	$ 8.6	$ 23,486.1	$ (3.9)	$ 13,991.0	$ (21,565.3)	$ 5.8